Consolidated Schedule of Investments (USD $)		12 Months Ended																																																																																																																													12 Months Ended		12 Months Ended
	Dec. 31, 2012 U.S. Treasury Obligations	Dec. 31, 2011 U.S. Treasury Obligations U.S. Treasury Bill, due January 05, 2012	Dec. 31, 2012 U.S. Treasury Obligations U.S. Treasury Bills, 0.06% due January 03, 2013	Dec. 31, 2012 U.S. Treasury Obligations U.S. Treasury Bills, 0.05% due January 10, 2013	Dec. 31, 2012 U.S. Treasury Obligations U.S. Treasury Bills, 0.05% due January 24, 2013	Dec. 31, 2012 U.S. Treasury Obligations U.S. Treasury Bills, 0.11% due February 14, 2013	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date March 15, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date May 15, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date July 16, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date March 20, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date May 18, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date July 19, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper Contracts, settlement Date May 29 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date July 13, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date March 08, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date May 08, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date July 09, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date March 12, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date May 10, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date July 11, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date February 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date June 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date January 31, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date February 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date March 30, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date April 30, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date May 31, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date February 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date April 16, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date June 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date July 16, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date January 20, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date February 21, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date March 20, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date April 20, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date May 22, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date February 29, 2012 Contract		Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle Contracts, settlement Date April 30 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date June 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date January 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date February 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date May 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date May 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date July 13, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date February 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date April 30, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date June 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date July 13, 2012 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date March 13, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date May 15, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date July 16, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date March 18, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date May 20, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date July 19, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date July 12, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date March 06, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date May 08, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date July 09, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date March 08, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date May 10, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date July 11, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date February 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date June 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date January 31, 2013 Contract		Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date February 28, 2013 Contract		Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date March 28, 2013 Contract		Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date May 31, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date February 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date April 12, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date June 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date July 15, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date January 22, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date February 20, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date March 20, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date April 22, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date May 21, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date February 28, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date June 28, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date January 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date Februay 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date July 12, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date February 28, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date June 28, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date July 12, 2013 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations U.S. Treasury Bills, 0.06% due January 03, 2013	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations U.S. Treasury Bills, 0.05% due January 10, 2013	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations U.S. Treasury Bills, 0.05% due January 24, 2013	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations U.S. Treasury Bills, 0.11% due February 14, 2013	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date March 15, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date May 15, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date July 16, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date March 20, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date May 18, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date July 19, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper Contracts, settlement Date May 29 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date July 13, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date March 08, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date May 08, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date July 09, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date March 12, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date May 10, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date July 11, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date February 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date June 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date January 31, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date February 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date March 30, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date April 30, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date May 31, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date February 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date April 16, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date June 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date July 16, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date January 20, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date February 21, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date March 20, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date April 20, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date May 22, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date February 29, 2012 Contract		Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle Contracts, settlement Date April 30 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date June 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date January 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date February 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date May 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date May 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date July 13, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date February 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date April 30, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date June 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date July 13, 2012 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date March 13, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date May 15, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date July 16, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date March 18, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date May 20, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date July 19, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date July 12, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date March 06, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date May 08, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date July 09, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date March 08, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date May 10, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date July 11, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date February 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date June 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date January 31, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date February 28, 2013 Contract		Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date March 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date May 31, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date February 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date April 12, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date June 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date July 15, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date January 22, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date February 20, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date March 20, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date April 22, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date May 21, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date February 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date June 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date January 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date Februay 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date July 12, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date February 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date June 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date July 12, 2013 Contract
Schedule of Investments [Line Items]
Fair Value	$ 469,995,420	$ 9,999,990	$ 180,000,000	$ 29,999,820	$ 189,997,910	$ 69,997,690	$ (12,514,458)	$ (45,001,789)	$ (3,205,990)	$ (3,093,380)	$ (1,932,240)	$ (896,456)	$ (919,744)	$ (352,538)	$ (592,150)	$ (608,013)	$ 51,438	$ (862,200)	$ (839,875)	$ 33,125	$ (726,570)	$ (851,265)	$ (721,380)	$ 257,978	$ 856,470	$ (32,880)	$ (527,380)	$ (1,233,460)	$ (1,434,620)	$ (109,389)	$ (101,056)	$ (111,661)	$ (493,088)	$ (488,053)	$ (384,030)	$ (325,560)	$ (275,680)	$ (210,990)	$ 727,240	$ 746,950	$ 746,560	$ 82,600	$ 113,320	$ 2,380		$ (131,730)	$ (122,410)	$ (2,315,920)	$ (2,204,450)	$ (2,067,940)	$ (1,188,850)	$ (1,169,040)	$ (2,468,450)	$ (2,566,290)	$ (2,055,925)	$ (2,222,650)	$ (1,944,665)	$ (1,016,225)	$ (954,425)	$ 264,900	$ (1,406,339)	$ (1,152,122)	$ (545,496)	$ (1,133,987)	$ (1,118,513)	$ 230,325	$ (948,620)	$ (932,590)	$ (485,050)	$ (1,303,556)	$ (1,324,350)	$ (671,381)	$ 554,000	$ 544,763	$ 529,500	$ (1,180,150)	$ (1,104,225)	$ (389,100)	$ 361,630	$ 99,440	$ 489,040	$ (301,343)	$ 133,620	$ (61,987)	$ 312,270	$ 236,130	$ (317,080)	$ (14,960)		$ (10,185)		$ (1,571)		$ 85,352	$ 90,959	$ 323,420	$ 24,060	$ (163,170)	$ (193,660)	$ (45,010)	$ (57,300)	$ (38,330)	$ 279,100	$ 274,100	$ 163,800	$ 106,530	$ 96,290	$ (298,990)	$ (251,910)	$ (189,680)	$ (316,420)	$ (298,280)	$ (267,470)	$ (329,455)	$ 58,585	$ 143,405	$ (680,860)	$ (772,287)	$ (461,563)	$ (61,712)	$ (456,109)	$ (317,901)	$ 278,678	$ (1,303,087)	$ (1,134,200)	$ (1,015,588)	$ 9,999,990	$ 469,995,420	$ 180,000,000	$ 29,999,820	$ 189,997,910	$ 69,997,690	$ (12,514,458)	$ (45,001,789)	$ (3,205,990)	$ (3,093,380)	$ (1,932,240)	$ (896,456)	$ (919,744)	$ (352,538)	$ (592,150)	$ (608,013)	$ 51,438	$ (862,200)	$ (839,875)	$ 33,125	$ (726,570)	$ (851,265)	$ (721,380)	$ 257,978	$ 856,470	$ (32,880)	$ (527,380)	$ (1,233,460)	$ (1,434,620)	$ (109,389)	$ (101,056)	$ (111,661)	$ (493,088)	$ (488,053)	$ (384,030)	$ (325,560)	$ (275,680)	$ (210,990)	$ 727,240	$ 746,950	$ 746,560	$ 82,600	$ 113,320	$ 2,380		$ (131,730)	$ (122,410)	$ (2,315,920)	$ (2,204,450)	$ (2,067,940)	$ (1,188,850)	$ (1,169,040)	$ (2,468,450)	$ (2,566,290)	$ (2,055,925)	$ (2,222,650)	$ (1,944,665)	$ (1,016,225)	$ (954,425)	$ 264,900	$ (1,406,339)	$ (1,152,122)	$ (545,496)	$ (1,133,987)	$ (1,118,513)	$ 230,325	$ (948,620)	$ (932,590)	$ (485,050)	$ (1,303,556)	$ (1,324,350)	$ (671,381)	$ 554,000	$ 544,763	$ 529,500	$ (1,180,150)	$ (1,104,225)	$ (389,100)	$ 361,630	$ 99,440	$ 489,040	$ (301,343)	$ 133,620	$ (61,987)	$ 312,270	$ 236,130	$ (317,080)	$ (14,960)	$ (10,185)		$ (1,571)	$ 85,352	$ 90,959	$ 323,420	$ 24,060	$ (163,170)	$ (193,660)	$ (45,010)	$ (57,300)	$ (38,330)	$ 279,100	$ 274,100	$ 163,800	$ 106,530	$ 96,290	$ (298,990)	$ (251,910)	$ (189,680)	$ (316,420)	$ (298,280)	$ (267,470)	$ (329,455)	$ 58,585	$ 143,405	$ (680,860)	$ (772,287)	$ (461,563)	$ (61,712)	$ (456,109)	$ (317,901)	$ 278,678	$ (1,303,087)	$ (1,134,200)	$ (1,015,588)
Unrealized Appreciation/-Depreciation) on number of Futures Contracts									535	536	536	133	132	132	133	132	132	349	349	348	249	248	248	561	486	306	72	72	73	57	56	56	56	56	236	236	235	236	69	69	69	69	68	229		230	230	224	224	220	220	219	243	243	82	81	81	186	187	187	444	444	444	343	340	340	414	415	414	168	170	169	102	102	101	267	266	266	246	244	245	838	435	285	56	55	55	44		44		44		44	44	189	189	188	188	60	61	60	60	60	175	174	175	163	163	163	163	163	181	180	62	61	61	133	132	133	424	424	423	237	237	235									535	536	536	133	132	132	133	132	132	349	349	348	249	248	248	561	486	306	72	72	73	57	56	56	56	56	236	236	235	236	69	69	69	69	68	229		230	230	224	224	220	220	219	243	243	82	81	81	186	187	187	444	444	444	343	340	340	414	415	414	168	170	169	102	102	101	267	266	266	246	244	245	838	435	285	56	55	55	44	44		44	44	44	189	189	188	188	60	61	60	60	60	175	174	175	163	163	163	163	163	181	180	62	61	61	133	132	133	424	424	423	237	237	235
Total U.S. Treasury Obligations (cost)	469,979,439	9,999,989																																																																																																																													9,999,989	469,979,439
Face Value	470,000,000	10,000,000	180,000,000	30,000,000	190,000,000	70,000,000																																																																																																																									10,000,000	470,000,000	180,000,000	30,000,000	190,000,000	70,000,000
Percentage of Net Assets	99.03%	1.72%	37.93%	6.32%	40.03%	14.75%	(2.64%)	(7.74%)	(0.55%)	(0.53%)	(0.33%)	(0.15%)	(0.16%)	(0.06%)	(0.10%)	(0.11%)	0.01%	(0.15%)	(0.15%)	0.01%	(0.13%)	(0.15%)	(0.12%)	0.04%	0.15%	(0.01%)	(0.09%)	(0.21%)	(0.25%)	(0.02%)	(0.02%)	(0.02%)	(0.09%)	(0.08%)	(0.07%)	(0.06%)	(0.05%)	(0.04%)	0.13%	0.13%	0.13%	0.01%	0.02%	0.00%	[1]	(0.02%)	(0.02%)	(0.40%)	(0.38%)	(0.36%)	(0.20%)	(0.20%)	(0.43%)	(0.44%)	(0.35%)	(0.38%)	(0.33%)	(0.17%)	(0.16%)	0.05%	(0.24%)	(0.20%)	(0.09%)	(0.20%)	(0.19%)	0.04%	(0.20%)	(0.20%)	(0.10%)	(0.28%)	(0.28%)	(0.14%)	0.12%	0.11%	0.11%	(0.25%)	(0.23%)	(0.08%)	0.08%	0.02%	0.10%	(0.06%)	0.03%	(0.01%)	0.07%	0.05%	(0.07%)	0.00%	[1]	0.00%	[1]	0.00%	[1]	0.02%	0.02%	0.07%	0.01%	(0.04%)	(0.04%)	(0.01%)	(0.01%)	(0.01%)	0.06%	0.06%	0.03%	0.02%	0.02%	(0.06%)	(0.05%)	(0.04%)	(0.07%)	(0.06%)	(0.06%)	(0.07%)	0.01%	0.03%	(0.14%)	(0.16%)	(0.10%)	(0.01%)	(0.10%)	(0.07%)	0.06%	(0.28%)	(0.24%)	(0.22%)	1.72%	99.03%	37.93%	6.32%	40.03%	14.75%	(2.64%)	(7.74%)	(0.55%)	(0.53%)	(0.33%)	(0.15%)	(0.16%)	(0.06%)	(0.10%)	(0.11%)	0.01%	(0.15%)	(0.15%)	0.01%	(0.13%)	(0.15%)	(0.12%)	0.04%	0.15%	(0.01%)	(0.09%)	(0.21%)	(0.25%)	(0.02%)	(0.02%)	(0.02%)	(0.09%)	(0.08%)	(0.07%)	(0.06%)	(0.05%)	(0.04%)	0.13%	0.13%	0.13%	0.01%	0.02%	0.00%	[1]	(0.02%)	(0.02%)	(0.40%)	(0.38%)	(0.36%)	(0.20%)	(0.20%)	(0.43%)	(0.44%)	(0.35%)	(0.38%)	(0.33%)	(0.17%)	(0.16%)	0.05%	(0.24%)	(0.20%)	(0.09%)	(0.20%)	(0.19%)	0.04%	(0.20%)	(0.20%)	(0.10%)	(0.28%)	(0.28%)	(0.14%)	0.12%	0.11%	0.11%	(0.25%)	(0.23%)	(0.08%)	0.08%	0.02%	0.10%	(0.06%)	0.03%	(0.01%)	0.07%	0.05%	(0.07%)	0.00%	0.00%	[1]	0.00%	0.02%	0.02%	0.07%	0.01%	0.04%	0.04%	0.01%	0.01%	0.01%	0.06%	0.06%	0.03%	0.02%	0.02%	(0.06%)	(0.05%)	(0.04%)	(0.07%)	(0.06%)	(0.06%)	(0.07%)	0.01%	0.03%	(0.14%)	(0.16%)	(0.10%)	(0.01%)	(0.10%)	(0.07%)	0.06%	(0.28%)	(0.24%)	(0.22%)
Notional Value							$ 473,904,029	$ 580,606,964	$ 11,283,150	$ 11,422,160	$ 11,513,280	$ 11,314,144	$ 11,367,675	$ 11,493,900	$ 11,424,700	$ 11,376,750	$ 11,401,500	$ 11,281,425	$ 11,425,387	$ 11,505,750	$ 11,429,100	$ 11,368,320	$ 11,322,440	$ 14,221,350	$ 12,261,780	$ 7,738,740	$ 11,280,960	$ 11,299,680	$ 11,472,680	$ 6,976,595	$ 6,834,677	$ 6,789,283	$ 6,734,482	$ 6,693,557	$ 7,957,920	$ 8,278,880	$ 8,977,000	$ 8,951,480	$ 6,819,270	$ 6,831,000	$ 6,845,490	$ 6,859,290	$ 6,764,640	$ 11,124,820		$ 11,541,400	$ 11,460,900	$ 6,695,360	$ 6,755,840	$ 6,773,800	$ 6,888,200	$ 6,968,580	$ 17,069,535	$ 17,124,210	$ 11,445,150	$ 11,323,800	$ 11,338,785	$ 11,232,075	$ 11,383,625	$ 11,472,450	$ 11,586,624	$ 11,412,576	$ 11,218,637	$ 11,194,662	$ 11,411,250	$ 11,666,250	$ 9,257,040	$ 9,320,900	$ 9,331,560	$ 9,059,400	$ 9,352,125	$ 9,477,731	$ 9,313,875	$ 9,338,100	$ 9,271,800	$ 9,321,637	$ 9,313,325	$ 9,273,425	$ 9,242,220	$ 9,254,920	$ 9,416,575	$ 14,750,895	$ 7,777,800	$ 5,185,575	$ 9,384,480	$ 9,229,000	$ 9,240,000	$ 5,602,766		$ 5,575,046		$ 5,535,869		$ 5,587,982	$ 5,558,045	$ 6,480,810	$ 6,707,610	$ 7,358,320	$ 7,322,600	$ 5,509,200	$ 5,628,470	$ 5,563,800	$ 5,589,600	$ 5,609,400	$ 9,261,000	$ 9,491,700	$ 9,152,500	$ 5,462,130	$ 5,484,950	$ 5,546,890	$ 5,628,390	$ 5,718,040	$ 13,958,720	$ 13,911,300	$ 9,370,370	$ 9,235,095	$ 9,249,125	$ 9,373,175	$ 9,235,050	$ 9,278,413	$ 9,264,909	$ 9,307,648	$ 9,352,022	$ 9,219,300	$ 9,334,838	$ 9,326,563							$ 473,904,029	$ 580,606,964	$ 11,283,150	$ 11,422,160	$ 11,513,280	$ 11,314,144	$ 11,367,675	$ 11,493,900	$ 11,424,700	$ 11,376,750	$ 11,401,500	$ 11,281,425	$ 11,425,387	$ 11,505,750	$ 11,429,100	$ 11,368,320	$ 11,322,440	$ 14,221,350	$ 12,261,780	$ 7,738,740	$ 11,280,960	$ 11,299,680	$ 11,472,680	$ 6,976,595	$ 6,834,677	$ 6,789,283	$ 6,734,482	$ 6,693,557	$ 7,957,920	$ 8,278,880	$ 8,977,000	$ 8,951,480	$ 6,819,270	$ 6,831,000	$ 6,845,490	$ 6,859,290	$ 6,764,640	$ 11,124,820		$ 11,541,400	$ 11,460,900	$ 6,695,360	$ 6,755,840	$ 6,773,800	$ 6,888,200	$ 6,968,580	$ 17,069,535	$ 17,124,210	$ 11,445,150	$ 11,323,800	$ 11,338,785	$ 11,232,075	$ 11,383,625	$ 11,472,450	$ 11,586,624	$ 11,412,576	$ 11,218,637	$ 11,194,662	$ 11,411,250	$ 11,666,250	$ 9,257,040	$ 9,320,900	$ 9,331,560	$ 9,059,400	$ 9,352,125	$ 9,477,731	$ 9,313,875	$ 9,338,100	$ 9,271,800	$ 9,321,637	$ 9,313,325	$ 9,273,425	$ 9,242,220	$ 9,254,920	$ 9,416,575	$ 14,750,895	$ 7,777,800	$ 5,185,575	$ 9,384,480	$ 9,229,000	$ 9,240,000	$ 5,602,766	$ 5,575,046		$ 5,535,869	$ 5,587,982	$ 5,558,045	$ 6,480,810	$ 6,707,610	$ 7,358,320	$ 7,322,600	$ 5,509,200	$ 5,628,470	$ 5,563,800	$ 5,589,600	$ 5,609,400	$ 9,261,000	$ 9,491,700	$ 9,152,500	$ 5,462,130	$ 5,484,950	$ 5,546,890	$ 5,628,390	$ 5,718,040	$ 13,958,720	$ 13,911,300	$ 9,370,370	$ 9,235,095	$ 9,249,125	$ 9,373,175	$ 9,235,050	$ 9,278,413	$ 9,264,909	$ 9,307,648	$ 9,352,022	$ 9,219,300	$ 9,334,838	$ 9,326,563
Investment Interest Rate		0.00%	0.06%	0.05%	0.05%	0.11%																																																																																																																									0.00%		0.06%	0.05%	0.05%	0.11%

[1]	Denotes greater than 0.000% yet less than 0.005%